KIRR MARBACH PARTNERS FUNDS, INC.
Kirr Marbach Partners Value Fund
SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Dated May 7, 2018

Supplement to Prospectus dated January 26, 2018

The Prospectus dated January 26, 2018 is being supplemented to reflect the retirement of John F. Dorenbusch. Mr. Dorenbusch, an “independent director,” is being replaced by John A. Elwood, and accordingly, the Prospectus is updated to reflect this change as indicated below.

Page 17 of Prospectus

The reference to John F. Dorenbusch on page 17 of the Prospectus is replaced by a reference to John A. Elwood.

Supplement to Statement of Additional Information dated January 26, 2018

The Statement of Additional Information (the “SAI”) dated January 26, 2018 is being supplemented to reflect the retirement of John F. Dorenbusch. Mr. Dorenbusch, an “independent director,” is being replaced by John A. Elwood, and accordingly, the SAI is updated to reflect this change as indicated below.

Page 13 of SAI

The entry in the Independent Director table on page 13 of the SAI for John F. Dorenbusch is replaced with the following entry:

Name and Age	Position with the Corporation	Term of Office and Length of Time Served	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held During Past 5 Years
John A. Elwood (47)	Director	Indefinite term since 2018	President, Elwood Staffing Services, Inc. (1996-present)	1	None

Page 14 of SAI

The reference to Mr. Dorenbusch’s membership on the Audit Committee on page 14 is replaced by a reference to Mr. Elwood.

The sentence beginning “The members of the Pricing Committee . . .” on page 14 is replaced with the following:

“The members of the Pricing Committee are Mr. Kim (Chairperson), Mr. Foster and Mr. Elwood (Mr. Brown is an alternate).”

The summary of Mr. Dorenbusch’s specific experience, qualifications, attributions and skills relating on page 14 is replacing with the following:

“John A. Elwood is currently President of Elwood Staffing Services, Inc., a multi-state staffing, recruiting and human resources company. Mr. Elwood brings to the board particular experience relating to corporate leadership, business management and supervision of financial accounting personnel and processes. Mr. Elwood joined the Board in 2018.”

The entry for Mr. Dorenbusch in the table of page 14 relating to the dollar range of equity securities held in the Fund is replaced with the following entry:

Director	Dollar Range of Equity Securities in the Fund
INDEPENDENT DIRECTORS
John A. Elwood	Over $100,000

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